Income tax - Deferred tax (benefit) expense recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedge derivative instruments	$ 187	$ 262	$ 389
Deferred tax (benefit) expense recognized in OCI	$ 187	$ 262	$ 389